INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
3	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2011	2012

Raw materials	$4,211	$5,318
Work in progress	811	1,755
Finished goods	2,455	4,906
	$7,477	$11,979

Slow moving inventories amounting to $378, $232, and $180 were written down for the years ended December 31, 2010, 2011and 2012, respectively.